Other Expense (Income), Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total other expense (income), net	$ (91)	$ 8,329	$ 3,169
Total Other Expense (Income), Net [Member]
Foreign exchange transaction losses	1,342	8,982	2,679
Other (income) expense, net	(1,433)	(653)	490
Total other expense (income), net	(91)	8,329	3,169
Total Other Expense (Income), Net [Member] | Foreign Exchange Contract | Not Designated as Hedging Instrument [Member]
Foreign exchange transaction losses	$ (1,100)	$ (6,900)	$ (1,300)